Note Payable Stockholder	12 Months Ended
Dec. 31, 2013
Note Payable Stockholder [Abstract]
Note Payable, Stockholder
11. Note Payable, Stockholder

On July 1, 2013, the Company, Kitara Media, and NYPG amended the K/N Merger Agreement to amend the merger consideration being paid to the NYPG Signing Holder. The K/N Merger Agreement previously provided that  the revenue generated by NYPG, arising solely from the current operations of NYPG, from the closing of the transaction through December 31, 2013 would be paid to the NYPG Signing Holder. The amendment removed the right of the NYPG Signing Holder to receive the NYPG revenue and in its place called for the Company to issue two promissory notes, which also replaced the accumulated shareholder loans that the Signing Holder had made throughout the history of NYPG. The first note is for $100 with an annual interest rate of 1% that matures on January 1, 2015. The second note is for $200 with an annual interest rate of 1% that matures on January 1, 2023. Each of the notes will accrue interest and will be due at the time the notes become due and payable.  As of December 31, 2013 the outstanding balance on the notes was $302, including accrued interest.